Note 9 - Share Capital (Tables)	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	for the three months ended
	January 31, 2023		January 31, 2022
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price

Outstanding, beginning of period	965,766	$15.53	40,000	$7.00
Granted	1,500	15.90	913,730	15.90
Exercised	-	-	-	-
Forfeited/cancelled	3,990	15.90	-	-
Expired	-	-	-	-

Outstanding, end of period	963,276	$15.53	953,730	$15.53